Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash		$ 16,856	$ 47,727
Cash equivalents	[1]	18,300	3,556
Cash and cash equivalents		$ 35,156	$ 51,283
Weighted average interest rate, Bank deposits			3.46%
Weighted average interest rate, Money market		4.20%

[1]	Comprised mainly of bank deposits in USD as at December 31, 2024 carrying a weighted average interest rate of 3.46% and mainly of money market in USD as at December 31, 2025 carrying a weighted average interest rate of 4.20%.